FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: /  /

        or fiscal year ending:  12/31/03

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.


     A. Registrant Name: Investors Life Insurance Company of North America Separate Account 1

     B.   File Number: 811-3470

     C.   Telephone Number: 512-404-5000

2.   A.   Street:  6500 River Place Blvd., Building One

     B:   City: Austin     C:  State: TX     D:  Zip Code: 78730     Zip Ext:

     E:   Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)              N

4.   Is this the last filing on this form by Registrant? (Y/N)               N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)         N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?                            Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending   12/31/03

File number         811-3470


123. [/] State the total value of the additional  units  considered in answering
     item 122 ($000's omitted)                                             $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                                   $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000 omitted)                      $  0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) ($000's omitted)     $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                        Number of        Total          Total
                                         Series          Assets         Income
                                        Investing       ($000's        Distribu-
                                                        omitted)        tions
                                                                        $000's
                                                                       omitted)

A.   U.S. Treasury direct issue         __________     $_________     $_________

B.   U. S. Government agency            __________     $_________     $_________

C.   State and municipal tax-free       __________     $_________     $_________

D.   Public utility debt                __________     $_________     $_________

E.   Brokers or dealers debt or debt
     or brokers' or dealers' parent     __________     $_________     $_________

                                        Number of        Total          Total
                                         Series          Assets         Income
                                        Investing       ($000's        Distribu-
                                                        omitted)        tions
                                                                        $000's
                                                                       omitted)


F.   All other corporate intermediate
     & long-term debt                   __________     $_________     $_________

G.   All other corporate short-term
     debt                               __________     $_________     $_________

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealer                             __________     $__________    $_________

I.   Investment company equity
     securities                             4          $  28,865      $   676

J.   All other equity securities        __________     $_________     $_________

K.   Other securities                   __________     $_________     $_________

L.   Total assets of all series of
     registrant                             4          $  28,865      $   676



                                      -50A-

For period ending   12/31/03

File number         811-3470


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131].                               Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131].                               Y/N

130. [/] In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total  expense  incurred  by all series of  Registrant  during the  current
     reporting period ($000's omitted)                                      $331

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

                                 Signature Page


     This report is signed on behalf of the Registrants in the City of Austin and the State of Texas on the 27th day of February, 2004.


        Investors Life Insurance Company of North America
        Separate Account 1


        By:  Investors Life Insurance Company of North America




              /s/ Roberta A. Mitchell
             _______________________________
             Roberta A. Mitchell
        Title:  Senior Vice President




(Seal)




         Witness:


              /s/ Theodore A. Fleron
             _______________________________
             Theodore A. Fleron
        Title:  Senior Vice President and General Counsel